Significant Estimates and Assumptions (Details) - AUD ($)		6 Months Ended
	Jul. 02, 2021	Dec. 31, 2021	Dec. 31, 2020
Significant Estimates and Assumptions (Details) [Line Items]
Research and development, description		The research and development tax incentive applies to expenditure incurred and the use of depreciating assets in an income year commencing on or after 1 July 2011. A 43.5% refundable tax offset will be available to eligible small companies with an annual aggregate turnover of less than $20 million. Management has assessed these activities and expenditure to determine which are likely to be eligible under the incentive scheme.
Description of other income		the Group has recorded an item in other income of $A2,133,452
Other income recognise amount			$ 1,883,325
Refundable tax offset rate value	$ 20,000,000
Refundable tax offset rate	18.50%
Bottom of range [member]
Significant Estimates and Assumptions (Details) [Line Items]
Research and development expenditure	$ 100,000,000
Top of range [member]
Significant Estimates and Assumptions (Details) [Line Items]
Research and development expenditure	$ 150,000,000